Commitments & contingencies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Commitments & contingencies

20	Commitments & contingencies

Infrastructure & software license and development agreement

Under the Company’s license agreement with NeuRX, the Company is required to provide and maintain a secure test portal and customer database that licensees must use in order for their customers to utilize our products. In September 2025, the Company entered into an infrastructure, software and services agreement related to its test portal to support the launch of BreastCheck in 2026 for $0.7 million, subject to annual renewals. Service fees after August 2026 will depend on the nature of services needed to support the Company’s on-going requirements over the ten-year license period with NeuRX.

Direct listing advisory fees

Upon the Company being listed on Nasdaq it is obligated to pay its direct listing advisor certain fees, including 125,000 Ordinary Shares at ~$12 per share (estimated listing price) and cash fees of $200,000 plus up to $100,000 of reimbursable expenses.